Quarterly Holdings Report
for
Fidelity® OTC Portfolio
April 30, 2022
OTC-NPRT3-0622
1.800345.118
Common Stocks - 98.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 20.7%
Diversified Telecommunication Services - 0.0%
Starry, Inc.	333,389	2,547
Entertainment - 1.5%
Activision Blizzard, Inc.	1,227,432	92,794
Electronic Arts, Inc.	2,336	276
NetEase, Inc. ADR	14,684	1,400
Netflix, Inc. (a)	1,025,671	195,247
Take-Two Interactive Software, Inc. (a)	11,563	1,382
The Walt Disney Co. (a)	561,236	62,651
		353,750
Interactive Media & Services - 18.6%
Alphabet, Inc.:
Class A (a)	773,507	1,765,290
Class C (a)	314,135	722,300
Match Group, Inc. (a)	232,351	18,391
Meta Platforms, Inc. Class A (a)	4,485,465	899,201
Snap, Inc. Class A (a)	9,059,316	257,828
Taboola.com Ltd. (a)	5,171,445	22,289
Tencent Holdings Ltd.	180,911	8,525
Tencent Holdings Ltd. sponsored ADR (b)	4,321,619	203,419
Twitter, Inc. (a)	9,690,231	475,015
Vimeo, Inc. (a)	282,865	2,882
Yandex NV Series A (a)(b)(c)	2,817,670	9,664
		4,384,804
Media - 0.6%
Charter Communications, Inc. Class A (a)	312,288	133,812
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	62,745	7,726
TOTAL COMMUNICATION SERVICES		4,882,639
CONSUMER DISCRETIONARY - 15.1%
Automobiles - 1.0%
Rivian Automotive, Inc. (b)	13,076	395
Tesla, Inc. (a)	263,366	229,329
		229,724
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	1,211,695	185,644
Churchill Downs, Inc.	1,058,113	214,733
Marriott International, Inc. Class A	42,753	7,590
Vail Resorts, Inc.	19,963	5,074
Wynn Resorts Ltd. (a)	122,512	8,635
		421,676
Internet & Direct Marketing Retail - 8.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,195,627	116,083
Amazon.com, Inc. (a)	621,858	1,545,709
ContextLogic, Inc. (a)(b)	147,719	251
Deliveroo PLC Class A (a)(d)	21,957,836	30,347
Etsy, Inc. (a)	307,019	28,611
Global-e Online Ltd. (a)	250,518	5,647
JD.com, Inc. Class A	8,626	269
Meituan Class B (a)(d)	7,073,524	151,560
Pinduoduo, Inc. ADR (a)	1,949,237	83,993
thredUP, Inc. (a)	87,074	574
Zomato Ltd. (a)(e)	7,745,200	6,898
		1,969,942
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	289,097	46,964
Specialty Retail - 1.6%
Five Below, Inc. (a)	1,046,570	164,416
Lowe's Companies, Inc.	938,168	185,504
TJX Companies, Inc.	347,424	21,290
		371,210
Textiles, Apparel & Luxury Goods - 2.2%
Kontoor Brands, Inc.	5,853	233
lululemon athletica, Inc. (a)	985,114	349,351
LVMH Moet Hennessy Louis Vuitton SE	262,997	170,195
NIKE, Inc. Class B	102,548	12,788
		532,567
TOTAL CONSUMER DISCRETIONARY		3,572,083
CONSUMER STAPLES - 1.7%
Beverages - 1.4%
Diageo PLC	2,696,588	134,530
Keurig Dr. Pepper, Inc.	325,000	12,155
Monster Beverage Corp. (a)	2,163,188	185,342
		332,027
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	121,479	64,593
Food Products - 0.0%
Mondelez International, Inc.	186,400	12,019
Personal Products - 0.0%
The Honest Co., Inc.	158,812	629
TOTAL CONSUMER STAPLES		409,268
ENERGY - 5.7%
Energy Equipment & Services - 1.0%
Halliburton Co.	3,255,454	115,959
Schlumberger Ltd.	2,909,829	113,512
TGS ASA ADR	974,359	14,956
		244,427
Oil, Gas & Consumable Fuels - 4.7%
Cenovus Energy, Inc. (Canada)	166,233	3,073
Diamondback Energy, Inc.	1,135,501	143,334
EOG Resources, Inc.	13,786	1,610
Hess Corp.	983,798	101,400
Reliance Industries Ltd.	19,850,117	718,349
Reliance Industries Ltd. sponsored GDR (d)	1,789,693	127,981
		1,095,747
TOTAL ENERGY		1,340,174
FINANCIALS - 2.6%
Banks - 1.8%
Fifth Third Bancorp	3,261,471	122,403
Huntington Bancshares, Inc.	16,899,817	222,233
Signature Bank	300,164	72,715
Wintrust Financial Corp.	44,102	3,851
		421,202
Capital Markets - 0.7%
Coinbase Global, Inc. (a)(b)	666,432	75,114
S&P Global, Inc.	263,170	99,084
		174,198
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(e)	10,036,067	16,359
TOTAL FINANCIALS		611,759
HEALTH CARE - 7.8%
Biotechnology - 3.6%
Alnylam Pharmaceuticals, Inc. (a)	1,424,030	190,008
Amgen, Inc.	89,507	20,872
Arcutis Biotherapeutics, Inc. (a)	715,563	14,447
Ascendis Pharma A/S sponsored ADR (a)	273,321	24,946
ChemoCentryx, Inc. (a)	569,181	10,507
GenSight Biologics SA (a)(b)	213,432	447
Ionis Pharmaceuticals, Inc. (a)	31,859	1,171
Regeneron Pharmaceuticals, Inc. (a)	542,063	357,279
Relay Therapeutics, Inc. (a)	2,817,883	67,150
Trevena, Inc. (a)	448,614	133
Twist Bioscience Corp. (a)	926,488	26,720
Vertex Pharmaceuticals, Inc. (a)	424,456	115,970
Xencor, Inc. (a)	1,143,681	28,569
		858,219
Health Care Equipment & Supplies - 1.6%
DexCom, Inc. (a)	425,431	173,823
Figs, Inc. Class A (a)	45,343	710
Insulet Corp. (a)	769,402	183,879
Neuronetics, Inc. (a)	38,809	95
Outset Medical, Inc. (a)	40,231	1,403
Pulmonx Corp. (a)(b)	26,251	633
Tandem Diabetes Care, Inc. (a)	192,717	18,593
		379,136
Health Care Providers & Services - 1.1%
agilon health, Inc. (a)	436,426	7,755
Cigna Corp.	75,415	18,611
Guardant Health, Inc. (a)	2,053,354	126,692
Humana, Inc.	252,797	112,383
		265,441
Health Care Technology - 0.0%
Certara, Inc. (a)	224,352	4,117
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	702,399	33,547
Bruker Corp.	2,302,826	132,389
Illumina, Inc. (a)	39,080	11,593
Nanostring Technologies, Inc. (a)(f)	2,432,036	45,674
Olink Holding AB ADR (a)	937,439	13,574
Seer, Inc. (a)	591,749	4,308
		241,085
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	1,515,523	100,631
Elanco Animal Health, Inc. (a)	89,231	2,258
TherapeuticsMD, Inc. (a)(b)	343,949	69
		102,958
TOTAL HEALTH CARE		1,850,956
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp.:
Class A (a)(c)(e)	2,034,880	113,953
Class C (a)(c)(e)	70,920	3,972
		117,925
Airlines - 0.0%
Wheels Up Experience, Inc.:
Class A (a)	808,969	2,467
rights (a)(c)	11,102	14
rights (a)(c)	11,102	12
rights (a)(c)	11,103	9
		2,502
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	386,314	43,905
Professional Services - 1.2%
Equifax, Inc.	173,412	35,293
Verisk Analytics, Inc.	1,214,625	247,844
		283,137
Road & Rail - 0.4%
CSX Corp.	287,847	9,885
Lyft, Inc. (a)	2,542,512	82,886
		92,771
TOTAL INDUSTRIALS		540,240
INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.	1,773,532	86,868
IT Services - 4.0%
Gartner, Inc. (a)	1,145,905	332,943
MasterCard, Inc. Class A	895,804	325,517
MongoDB, Inc. Class A (a)	200,061	71,008
PayPal Holdings, Inc. (a)	589,971	51,876
Twilio, Inc. Class A (a)	863,158	96,518
Wix.com Ltd. (a)	741,435	55,949
		933,811
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (a)	121,576	10,397
Analog Devices, Inc.	88,704	13,694
Applied Materials, Inc.	1,272,349	140,404
ASML Holding NV	417,487	235,367
Lam Research Corp.	236,663	110,228
Marvell Technology, Inc.	10,111,038	587,249
NVIDIA Corp.	2,909,740	539,669
NXP Semiconductors NV	188,977	32,296
Skyworks Solutions, Inc.	93,723	10,619
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,783,395	165,731
		1,845,654
Software - 17.3%
Adobe, Inc. (a)	489,266	193,725
ANSYS, Inc. (a)	186,110	51,309
Aspen Technology, Inc. (a)	467,583	74,131
Atom Tickets LLC (a)(c)(e)(g)	516,103	0
Autodesk, Inc. (a)	383,333	72,557
Cadence Design Systems, Inc. (a)	881,115	132,916
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	3,937,951	36,347
Dropbox, Inc. Class A (a)	193,437	4,207
Duck Creek Technologies, Inc. (a)	24,847	396
Dynatrace, Inc. (a)	9,188	352
Elastic NV (a)	1,469,568	111,893
Epic Games, Inc. (a)(c)(e)	77,600	72,168
HIVE Blockchain Technologies Ltd. (a)(b)	2,524,077	3,713
Intuit, Inc.	333,307	139,572
Microsoft Corp.	10,806,100	2,998,910
Salesforce.com, Inc. (a)	341,323	60,052
Stripe, Inc. Class B (a)(c)(e)	91,800	2,942
Synopsys, Inc. (a)	170,506	48,899
Workday, Inc. Class A (a)	70,651	14,604
Zoom Video Communications, Inc. Class A (a)	713,591	71,052
		4,089,745
Technology Hardware, Storage & Peripherals - 12.5%
Apple, Inc.	18,677,601	2,944,524
Western Digital Corp. (a)	286,624	15,211
		2,959,735
TOTAL INFORMATION TECHNOLOGY		9,915,813
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	44,885	32,276
TOTAL COMMON STOCKS (Cost $13,519,473)		23,155,208

Preferred Stocks - 1.5%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.7%
Reddit, Inc.:
Series B(a)(c)(e)	1,337,584	53,035
Series C(a)(c)(e)	300,673	11,922
Series D(a)(c)(e)	929,200	36,843
Series E(c)(e)	33,800	1,340
Series F(c)(e)	1,250,100	49,566
		152,706
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (c)(e)	3,300	1,817

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp.:
Series G(a)(c)(e)	62,037	34,741
Series H(a)(c)(e)	65,670	36,775
		71,516
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc.:
Series E (Escrow)(a)(c)(e)	1,416,796	44
Series F (Escrow)(a)(c)(e)	90,913	25
ByteDance Ltd. Series E1 (a)(c)(e)	174,336	22,327
		22,396
Software - 0.0%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(e)	4,896,249	0
Stripe, Inc. Series H (a)(c)(e)	39,000	1,250
Tenstorrent, Inc. Series C1 (c)(e)	41,000	2,307
		3,557
TOTAL INFORMATION TECHNOLOGY		25,953

TOTAL CONVERTIBLE PREFERRED STOCKS		251,992
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(c)(e)	103,940	9,534
Series B2(c)(e)	178,470	16,370
		25,904
Internet & Direct Marketing Retail - 0.3%
Circle Internet Financial Ltd. Series E (e)	1,272,556	58,177

TOTAL CONSUMER DISCRETIONARY		84,081

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(e)	30,303	6,921

TOTAL NONCONVERTIBLE PREFERRED STOCKS		91,002
TOTAL PREFERRED STOCKS (Cost $217,161)		342,994

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(e)(i) (Cost $2,280)	2,280	2,280

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.32% (j)	205,118,088	205,159
Fidelity Securities Lending Cash Central Fund 0.32% (j)(k)	135,280,816	135,294
TOTAL MONEY MARKET FUNDS (Cost $340,453)		340,453

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $14,079,367)	23,840,935
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(207,083)
NET ASSETS - 100.0%	23,633,852

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,888,000 or 1.3% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $561,566,000 or 2.4% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	38,251
AppNexus, Inc. Series E (Escrow)	8/01/14 - 9/17/14	0
AppNexus, Inc. Series F (Escrow)	8/23/16	40
Atom Tickets LLC	8/15/17	3,129
ByteDance Ltd. Series E1	11/18/20	19,103
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	10,011
Circle Internet Financial Ltd. Series E	5/11/21	20,654
Discord, Inc. Series I	9/15/21	1,817
Epic Games, Inc.	7/13/20 - 3/29/21	61,546
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
Reddit, Inc. Series B	7/26/17	18,989
Reddit, Inc. Series C	7/24/17	4,743
Reddit, Inc. Series D	2/04/19	20,151
Reddit, Inc. Series E	5/18/21	1,436
Reddit, Inc. Series F	8/11/21	77,249
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	21,156
Space Exploration Technologies Corp. Class C	9/11/17	957
Space Exploration Technologies Corp. Series G	1/20/15	4,805
Space Exploration Technologies Corp. Series H	8/04/17	8,865
Stripe, Inc. Class B	5/18/21	3,684
Stripe, Inc. Series H	3/15/21	1,565
Tenstorrent, Inc. Series C1	4/23/21	2,438
Tenstorrent, Inc. 0%	4/23/21	2,280
Waymo LLC Series A2	5/08/20	8,925
Waymo LLC Series B2	6/11/21	16,370
Zomato Ltd.	12/09/20 - 2/05/21	4,734

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	177,437	2,226,894	2,199,172	46	-	-	205,159	0.4%
Fidelity Securities Lending Cash Central Fund 0.32%	78,878	1,513,726	1,457,310	509	-	-	135,294	0.4%
Total	256,315	3,740,620	3,656,482	555	-	-	340,453

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nanostring Technologies, Inc.	151,325	-	517	-	182	(105,316)	45,674
Total	151,325	-	517	-	182	(105,316)	45,674

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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